NET FINANCIAL RESULT (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Disclosure of finance income (cost)

	12/31/2025	12/31/2024	12/31/2023
Financial expenses
Interest on loans, financing and debentures (1)	(5,679,047)	(4,453,739)	(3,636,730)
Premium expenses on early settlements	(110,060)
Amortization of transaction costs	(101,926)	(80,099)	(67,353)
Interest expenses on lease liabilities (2)	(467,879)	(451,148)	(441,596)
Other	(524,843)	(556,917)	(513,483)
	(6,883,755)	(5,541,903)	(4,659,162)

Financial income
Cash and cash equivalents and marketable securities	1,584,056	1,598,111	1,668,408
Other	182,570	139,323	157,241
	1,766,626	1,737,434	1,825,649
Results from derivative financial instruments
Income	10,033,761	2,669,394	10,149,730
Expenses	(2,705,077)	(11,782,077)	(4,623,016)
	7,328,684	(9,112,683)	5,526,714
Monetary and exchange rate variations, net
Exchange rate variations on loans, financing and debentures	8,384,101	(17,728,324)	4,185,675
Leases	304,959	(613,124)	180,112
Other assets and liabilities (3)	(1,138,450)	2,456,455	(1,278,060)
	7,550,610	(15,884,993)	3,087,727
Net financial result	9,762,165	(28,802,145)	5,780,928
(1)Excludes R$274,731 arising from capitalized loan costs, substantially related to property, plant and equipment in progress of the Cerrado Project for the year ended December 31, 2025 (R$959,968 as at December 31, 2024 and R$1,160,364 as at December 31,2023).
(2)On December 31, 2024, the balance of R$19 relating to transaction costs with loans and financing was recognized directly in the income statement.
(3)Includes R$265,463 referring to the reclassification to the biological assets item for the composition of the formation cost (R$249,135 as of December 31, 2024 and R$223,055 as of December 31, 2023).
(4)Includes effects of exchange rate variations of trade accounts receivable, trade accounts payable, cash and cash equivalents, marketable securities and others.